UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	4/30/2015

Item 1 –	Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY INCOME FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Income Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Income Fund

Prudential Jennison Equity Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.45%	10.00%	84.85%	150.51%	—
Class B	3.07	9.24	78.13	132.14	—
Class C	3.07	9.20	78.25	132.23	—
Class Q	3.69	10.43	N/A	N/A	65.64% (1/18/11)
Class R	3.32	9.73	N/A	N/A	61.48 (1/18/11)
Class Z	3.64	10.34	87.33	N/A	102.86 (8/25/08)
Lipper Equity Income Funds Index*	3.14	8.65	80.30	102.64	—
S&P 500 Index	4.39	12.96	95.20	122.26	—
Lipper Equity Income Funds Average	2.96	7.82	77.32	110.01	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		4.13%	12.04%	8.79%	—
Class B		4.31	12.32	8.57	—
Class C		8.33	12.46	8.57	—
Class Q		10.56	N/A	N/A	12.77% (1/18/11)
Class R		9.92	N/A	N/A	12.10 (1/18/11)
Class Z		10.47	13.60	N/A	11.30 (8/25/08)
Lipper Equity Income Funds Index*		8.46	12.54	6.99	—
S&P 500 Index		12.71	14.45	8.00	—
Lipper Equity Income Funds Average		7.95	12.27	7.36	—

*Returns for the Lipper Equity Income Funds Index reflect the expenses of the mutual funds included in the Index.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Equity Income Funds Index

Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the US diversified equity fund universe. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 4/30/2015 are 64.62% and 74.31% for Class Z shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 3/31/15 are 12.39% and 8.61% for Class Z shares.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 4/30/2015 are 77.37% and 87.91% for Class Z shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q and Class R shares through 3/31/15 are 14.48% and 9.90% for Class Z shares.

Lipper Equity Income Funds Average

The Lipper Equity Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Income Funds category for the periods noted. Funds in the Lipper Average seek relatively high current

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q and Class R shares through 4/30/2015 are 60.97% and 72.67% for Class Z shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q and Class R shares through 3/31/15 are 11.78% and 8.42% for Class Z shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Cisco Systems, Inc., Communications Equipment	3.9%
Bristol-Myers Squibb Co., Pharmaceuticals	2.8
Apple, Inc., Technology Hardware, Storage & Peripherals	2.4
Frontier Communications Corp., Diversified Telecommunication Services	2.2
Merck & Co., Inc., Pharmaceuticals	2.1

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Equity Income Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,034.50	1.13%	$5.70
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class B	Actual	$1,000.00	$1,030.70	1.88%	$9.47
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class C	Actual	$1,000.00	$1,030.70	1.88%	$9.47
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class Q	Actual	$1,000.00	$1,036.90	0.78%	$3.94
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

Class R	Actual	$1,000.00	$1,033.20	1.38%	$6.96
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class Z	Actual	$1,000.00	$1,036.40	0.88%	$4.44
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.18%	1.13%
B	1.88	1.88
C	1.88	1.88
Q	0.78	0.78
R	1.63	1.38
Z	0.88	0.88

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Equity Income Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS 85.8%

Aerospace & Defense 1.4%
Boeing Co. (The)	529,815	$75,943,682

Airlines 1.0%
United Continental Holdings, Inc.*	868,115	51,861,190

Banks 4.8%
Bank of America Corp.	3,960,215	63,086,225
JPMorgan Chase & Co.	1,292,807	81,782,971
Wells Fargo & Co.	1,948,525	107,363,727

		252,232,923

Beverages 4.3%
Britvic PLC (United Kingdom)	6,992,725	77,657,760
Coca-Cola Co. (The)	1,054,517	42,771,209
Coca-Cola Enterprises, Inc.	840,548	37,328,737
Molson Coors Brewing Co. (Class B Stock)	960,913	70,636,715

		228,394,421

Biotechnology 0.4%
Biogen, Inc.*	63,580	23,774,469

Capital Markets 1.7%
Anima Holding SpA (Italy)*	2,739,352	24,390,085
Anima Holding SpA (Italy), 144A*(a)	2,152,624	19,166,095
Azimut Holding SpA (Italy)	1,500,857	44,054,278

		87,610,458

Chemicals 2.2%
Air Products & Chemicals, Inc.	357,700	51,304,911
Potash Corp. of Saskatchewan, Inc. (Canada)	1,913,231	62,447,860

		113,752,771

Commercial Services & Supplies 0.8%
Spotless Group Holdings Ltd. (Australia)	5,955,536	10,701,712
Spotless Group Holdings Ltd. (Australia), 144A(a)	18,978,066	34,102,352

		44,804,064

Communications Equipment 3.9%
Cisco Systems, Inc.	7,064,616	203,672,879

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 0.9%
Abengoa SA, ADR (Spain)(c)	2,912,280	$46,596,480

Consumer Finance 1.1%
Navient Corp.	2,846,539	55,621,372

Containers & Packaging 1.1%
Bemis Co., Inc.	668,363	30,076,335
Packaging Corp. of America LLC	383,819	26,556,437

		56,632,772

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(a)(b)	100,000	1,529,917

Diversified Telecommunication Services 2.5%
Frontier Communications Corp.	16,935,475	116,177,359
HKBN Ltd. (Hong Kong), 144A*(a)	11,130,869	14,390,115

		130,567,474

Electric Utilities 2.4%
Alupar Investimento SA (Brazil)	375,608	2,233,988
Alupar Investimento SA (Brazil), 144A(a)	1,777,926	10,574,498
Endesa SA (Spain), 144A(a)	1,524,797	30,211,303
Exelon Corp.	808,738	27,513,267
NRG Yield, Inc. (Class A Stock)(c)	1,135,833	55,882,984

		126,416,040

Food Products 3.9%
JM Smucker Co. (The)	333,330	38,639,614
Kraft Foods Group, Inc.	1,254,596	106,327,011
Pinnacle Foods, Inc.	1,563,130	63,384,921

		208,351,546

Hotels, Restaurants & Leisure 5.2%
Carnival Corp.	968,113	42,567,929
Merlin Entertainments PLC (United Kingdom)	1,507,457	10,072,044
Merlin Entertainments PLC (United Kingdom), 144A(a)	4,500,000	30,066,662
Starbucks Corp.	1,692,808	83,929,421
Starwood Hotels & Resorts Worldwide, Inc.	637,895	54,827,075
Wendy’s Co. (The)	5,245,218	53,081,606

		274,544,737

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Products 0.9%
Procter & Gamble Co. (The)	580,284	$46,138,381

Independent Power & Renewable Electricity Producers 1.5%
Abengoa Yield PLC (Spain)(c)	2,355,131	79,862,492

Insurance 1.0%
MetLife, Inc.	1,058,970	54,314,571

Internet Software & Services 0.9%
Yahoo!, Inc.*	1,075,206	45,766,143

IT Services 1.8%
Xerox Corp.	8,447,236	97,143,214

Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	606,681	76,247,668

Media 2.6%
Cinemark Holdings, Inc.	1,219,649	51,993,637
Time Warner, Inc.	992,166	83,748,732

		135,742,369

Multi-Utilities 1.2%
NiSource, Inc.	622,279	27,019,354
PG&E Corp.	653,289	34,572,054

		61,591,408

Oil, Gas & Consumable Fuels 6.4%
Cheniere Energy Partners LP Holdings LLC(c)	3,429,230	86,759,519
Euronav NV (Belgium)*	1,537,734	20,728,654
Kinder Morgan, Inc.	2,390,856	102,687,265
Pembina Pipeline Corp. (Canada)	1,309,850	45,595,878
SemGroup Corp. (Class A Stock)	633,736	53,354,234
Williams Cos., Inc. (The)	533,498	27,309,763

		336,435,313

Pharmaceuticals 7.3%
AbbVie, Inc.	846,369	54,726,219
Bristol-Myers Squibb Co.	2,326,323	148,256,565
Endo International PLC*(c)	239,651	20,146,261

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Merck & Co., Inc.	1,866,978	$111,197,210
Novartis AG (Switzerland), ADR	509,430	51,859,974

		386,186,229

Real Estate Investment Trusts (REITs) 7.6%
Crown Castle International Corp.	618,877	51,694,796
CyrusOne, Inc.	1,496,959	48,621,228
Digital Realty Trust, Inc.	1,386,326	87,906,932
First Potomac Realty Trust	1,485,589	15,925,514
GEO Group, Inc. (The)	1,975,957	77,062,323
MFA Financial, Inc.	8,756,158	68,035,348
Starwood Property Trust, Inc.(c)	2,175,803	52,241,030

		401,487,171

Road & Rail 2.7%
Canadian Pacific Railway Ltd. (Canada)	430,631	82,069,656
Union Pacific Corp.	585,216	62,167,496

		144,237,152

Software 1.7%
Microsoft Corp.	1,849,366	89,953,162

Specialty Retail 3.3%
GameStop Corp. (Class A Stock)(c)	1,772,039	68,294,383
Home Depot, Inc. (The)	736,590	78,800,398
Lowe’s Cos., Inc.	371,131	25,556,081

		172,650,862

Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	996,450	124,705,718

Tobacco 3.8%
Lorillard, Inc.	1,543,730	107,844,978
Reynolds American, Inc.	1,250,799	91,683,567

		199,528,545

Wireless Telecommunication Services 1.7%
Vodafone Group PLC (United Kingdom), ADR	2,561,464	90,163,533

TOTAL COMMON STOCKS (cost $3,761,123,732)		4,524,461,126

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Shares	Value (Note 1)
PREFERRED STOCKS 1.6%

Independent Power & Renewable Electricity Producers 0.6%
Dynegy, Inc. Series A, CVT, 5.375%(c)			241,991	$27,468,399

Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp., Series B, CVT 5.5%			523,879	53,749,985

TOTAL PREFERRED STOCKS (cost $76,915,613)				81,218,384

			Principal Amount (000)#
CONVERTIBLE BONDS 11.4%

Airlines 0.9%
BAC United Continental Holdings, Notes, 144A(a)	9.500%	08/06/15	73,275	45,108,090

Biotechnology 1.5%
WFC Celgene Corp., Sr. Unsec’d. Notes, 144A(a)	6.860	08/03/15	74,126	81,257,250

Financial Services 5.5%
GS Apple, Inc., Sr. Unsec’d. Notes, 144A(a)	4.550	05/20/15	45,871	56,723,620
GS Apple, Inc., Sr. Unsec’d. Notes, 144A(a)	6.850	06/30/15	48,133	59,070,262
GS Endo International, Inc., Sr. Unsec’d. Notes, 144A(a)	5.300	09/30/15	86,643	72,934,344
RBC Air Canada, Sr. Unsec’d. Notes (Canada), 144A(a)	7.995	10/01/15	CAD 442,722	42,969,537
WFC United Continental Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	7.440	11/04/15	98,278	59,271,462

				290,969,225

Internet Software & Services 2.0%
JPM Yahoo, Inc., Sr. Unsec’d., Notes, 144A(a)	6.120	05/19/15	243,950	104,432,311

Leisure Products 0.3%
Callaway Golf Co., Notes(a)	3.750	08/15/19	12,705	16,564,144

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CONVERTIBLE BONDS (Continued)

Oil, Gas & Consumable Fuels 1.2%
JPM Cheniere Energy, Inc., Sr. Unsec’d., Notes, 144A(a)	9.930%	07/21/15	83,859	$64,244,380

TOTAL CONVERTIBLE BONDS (cost $621,768,737)				602,575,400

TOTAL LONG-TERM INVESTMENTS (cost $4,459,808,082)				5,208,254,910

			Shares
SHORT-TERM INVESTMENT 3.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $173,564,429; includes $133,493,655 of cash collateral for securities on loan) (Note 3)(d)(e)			173,564,429	173,564,429

TOTAL INVESTMENTS 102.1% (cost $4,633,372,511; Note 5)				5,381,819,339
Liabilities in excess of other assets (2.1)%				(108,771,779)

NET ASSETS 100.0%				$5,273,047,560

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CAD—Canadian Dollar

CVT—Convertible Security

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,529,917, is approximately 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $128,186,715; cash collateral of $133,493,655 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

14

(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$75,943,682	$—	$—
Airlines	51,861,190	—	—
Banks	252,232,923	—	—
Beverages	150,736,661	77,657,760	—
Biotechnology	23,774,469	—	—
Capital Markets	—	87,610,458	—
Chemicals	113,752,771	—	—
Commercial Services & Supplies	—	44,804,064	—
Communications Equipment	203,672,879	—	—
Construction & Engineering	46,596,480	—	—
Consumer Finance	55,621,372	—	—
Containers & Packaging	56,632,772	—	—
Diversified Financial Services	—	—	1,529,917
Diversified Telecommunication Services	130,567,474	—	—
Electric Utilities	85,630,239	40,785,801	—
Food Products	208,351,546	—	—
Hotels, Restaurants & Leisure	234,406,031	40,138,706	—
Household Products	46,138,381	—	—
Independent Power & Renewable Electricity Producers	79,862,492	—	—
Insurance	54,314,571	—	—
Internet Software & Services	45,766,143	—	—
IT Services	97,143,214	—	—

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Life Sciences Tools & Services	$76,247,668	$—	$—
Media	135,742,369	—	—
Multi-Utilities	61,591,408	—	—
Oil, Gas & Consumable Fuels	336,435,313	—	—
Pharmaceuticals	386,186,229	—	—
Real Estate Investment Trusts (REITs)	401,487,171	—	—
Road & Rail	144,237,152	—	—
Software	89,953,162	—	—
Specialty Retail	172,650,862	—	—
Technology Hardware, Storage & Peripherals	124,705,718	—	—
Tobacco	199,528,545	—	—
Wireless Telecommunication Services	90,163,533	—	—
Preferred Stocks
Independent Power & Renewable Electricity Producers	27,468,399	—	—
Real Estate Investment Trusts (REITs)	53,749,985	—	—
Convertible Bonds	—	80,808,524	521,766,876
Affiliated Money Market Mutual Fund	173,564,429	—	—

Total	$4,486,717,233	$371,805,313	$523,296,793

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Bonds
Balance as of 10/31/14	$1,415,762	$355,797,167
Accrued discount/premium	—	—
Realized gain (loss)	—	7,967,185
Change in unrealized appreciation (depreciation)*	114,155	(40,730,366)
Purchases	—	549,732,472
Sales	—	(350,999,582)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 04/30/15	$1,529,917	$521,766,876

*	Of which, $27,851,441 was relating to securities held at the reporting period end.

See Notes to Financial Statements.

16

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value April 30, 2015	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Common Stocks	$1,529,917	Mark-to-Market (Index)	Discretionary Adjustment Rate	6.51%
Convertible Bonds Investments	$521,766,876	Market Approach	Offered quote	$9.71 - $123.66 ($113.97)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows (unaudited):

Real Estate Investment Trusts (REITs)	8.6%
Oil, Gas & Consumable Fuels	7.6
Pharmaceuticals	7.3
Financial Services	5.5
Hotels, Restaurants & Leisure	5.2
Banks	4.8
Beverages	4.3
Food Products	3.9
Communications Equipment	3.9
Tobacco	3.8
Affiliated Money Market Mutual Fund (including 2.5% of collateral for securities on loan)	3.3
Specialty Retail	3.3
Internet Software & Services	2.9
Road & Rail	2.7
Media	2.6
Diversified Telecommunication Services	2.5
Electric Utilities	2.4
Technology Hardware, Storage & Peripherals	2.4
Chemicals	2.2
Independent Power & Renewable Electricity Producers	2.1
Biotechnology	1.9%
Airlines	1.9
IT Services	1.8
Wireless Telecommunication Services	1.7
Software	1.7
Capital Markets	1.7
Life Sciences Tools & Services	1.4
Aerospace & Defense	1.4
Multi-Utilities	1.2
Containers & Packaging	1.1
Consumer Finance	1.1
Insurance	1.0
Construction & Engineering	0.9
Household Products	0.9
Commercial Services & Supplies	0.8
Leisure Products	0.3

102.1
Liabilities in excess of other assets	(2.1)

100.0%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	17

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $128,186,715:
Unaffiliated investments (cost $4,459,808,082)	$5,208,254,910
Affiliated investments (cost $173,564,429)	173,564,429
Receivable for investments sold	136,630,029
Receivable for Fund shares sold	10,513,440
Dividends and interest receivable	7,658,056
Tax reclaim receivable	3,627,670
Prepaid expenses	16,369

Total assets	5,540,264,903

Liabilities
Payable to broker for collateral for securities on loan	133,493,655
Payable for investments purchased	115,454,937
Payable for Fund shares reacquired	11,679,290
Management fee payable	3,289,455
Distribution fee payable	1,705,602
Accrued expenses and other liabilities	822,008
Payable to custodian	656,793
Affiliated transfer agent fee payable	113,782
Deferred directors’ fees	1,821

Total liabilities	267,217,343

Net Assets	$5,273,047,560

Net assets were comprised of:
Common stock, at par	$305,378
Paid-in capital in excess of par	4,283,456,788

4,283,762,166
Accumulated net investment loss	(1,921,645)
Accumulated net realized gain on investment and foreign currency transactions	243,235,733
Net unrealized appreciation on investments and foreign currencies	747,971,306

Net assets, April 30, 2015	$5,273,047,560

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($1,807,062,738 ÷ 102,461,898 shares of common stock issued and outstanding)	$17.64
Maximum sales charge (5.50% of offering price)	1.03

Maximum offering price to public	$18.67

Class B
Net asset value, offering price and redemption price per share, ($168,437,119 ÷ 10,207,343 shares of common stock issued and outstanding)	$16.50

Class C
Net asset value, offering price and redemption price per share, ($1,406,056,913 ÷ 85,417,475 shares of common stock issued and outstanding)	$16.46

Class Q
Net asset value, offering price and redemption price per share, ($6,685,545 ÷ 378,781 shares of common stock issued and outstanding)	$17.65

Class R
Net asset value, offering price and redemption price per share, ($46,099,238 ÷ 2,614,467 shares of common stock issued and outstanding)	$17.63

Class Z
Net asset value, offering price and redemption price per share, ($1,838,706,007 ÷ 104,297,843 shares of common stock issued and outstanding)	$17.63

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,691,868)	$57,623,477
Interest income	12,776,415
Affiliated income from securities lending, net	1,862,972
Affiliated dividend income	72,884

Total income	72,335,748

Expenses
Management fee	19,379,833
Distribution fee—Class A	2,681,203
Distribution fee—Class B	856,065
Distribution fee—Class C	6,759,734
Distribution fee—Class R	163,897
Transfer agent’s fees and expenses (including affiliated expense of $263,000)	2,548,000
Custodian and accounting fees	294,000
Reports to shareholders	193,000
Registration fees	89,000
Directors’ fees	57,000
Insurance fees	32,000
Legal fees and expenses	24,000
Audit fee	13,000
Miscellaneous	50,840

Total expenses	33,141,572
Less: Distribution fee waiver—Class A	(446,867)
Distribution fee waiver—Class R	(54,632)

Net expenses	32,640,073

Net investment income	39,695,675

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	249,952,987
Foreign currency transactions	(151,268)

249,801,719

Net change in unrealized appreciation (depreciation) on:
Investments	(116,250,943)
Foreign currencies	(246,930)

(116,497,873)

Net gain on investment and foreign currency transactions	133,303,846

Net Increase In Net Assets Resulting From Operations	$172,999,521

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$39,695,675	$175,963,139
Net realized gain on investment and foreign currency transactions	249,801,719	211,136,030
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(116,497,873)	263,649,953

Net increase in net assets resulting from operations	172,999,521	650,749,122

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(14,903,547)	(73,909,591)
Class B	(897,971)	(6,171,065)
Class C	(7,208,358)	(42,727,307)
Class Q	(66,343)	(131,499)
Class R	(311,818)	(1,233,844)
Class X	—	(1,943)
Class Z	(17,310,099)	(60,866,615)

	(40,698,136)	(185,041,864)

Distributions from net realized gains:
Class A	(69,567,800)	(75,598,648)
Class B	(7,171,006)	(7,411,991)
Class C	(55,233,468)	(50,122,234)
Class Q	(253,788)	(127,029)
Class R	(1,670,449)	(1,119,700)
Class X	—	(13,494)
Class Z	(70,679,946)	(55,212,077)

	(204,576,457)	(189,605,173)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	591,801,260	1,077,288,034
Net asset value of shares issued in reinvestment of dividends and distributions	200,587,484	299,541,549
Cost of shares reacquired	(498,377,871)	(845,558,799)

Net increase in net assets from Fund share transactions	294,010,873	531,270,784

Total increase	221,735,801	807,372,869

Net Assets:
Beginning of period	5,051,311,759	4,243,938,890

End of period	$5,273,047,560	$5,051,311,759

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2015, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”). The investment objective of the Fund is income and capital appreciation.

1. Significant Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codifications Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly- scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchange are valued using pricing vendor services that provide model prices derived using adjustments factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to the guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment.

Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule

24

144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements

(Unaudited) continued

country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are

26

easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements

(Unaudited) continued

over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

28

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has entered into investment management agreements with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLC.

Advisory Fee and Expense Limitations: The Manager receives a fee, accrued daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions,

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements

(Unaudited) continued

distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Fee at April 30, 2015	Effective Advisory Fee	Expense Limitation
.85% to $500 million;	.75%	1.15%
.80% next $500 million;
.75% next $1.5 billion;
.725% next $2.5 billion
.70% next $2.5 billion
.675% next $2.5 billion
.65% in excess of $10 billion

Such contractual fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to its officers or interested directors.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class R and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at an annual rate up to .30%, 1.00%, 1.00%, .75% and 1.00% of the average daily net assets of the Class A, B, C, R and X shares, respectively. Through February 29, 2016, PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A shares and Class R shares, respectively.

30

During the six months ended April 30, 2015, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$2,092,047	$9,349	$76,173	$29,394

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2015, PIM has been compensated approximately $559,000 for these services.

4. Portfolio Securities

Purchases and sales of securities, other than short term obligations, for the six months ended April 30, 2015, were $2,269,751,690 and $2,183,177,685, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$4,640,746,349

Appreciation	902,789,602
Depreciation	(161,716,612)

Net Unrealized Appreciation	$741,072,990

Prudential Jennison Equity Income Fund	31

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales, investment in partnerships and other cost basis differences between financial and tax reporting.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. As of April 11, 2014, the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital.

At April 30, 2015, Prudential through its affiliates owned 94 Class Q shares of the Fund.

Of the Company’s authorized capital stock, 2.97 billion authorized shares have been allocated to the Fund and divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z capital stock, each of which consists of

32

1,250 million, 20 million, 300 million, 75 million, 75 million, and 1,250 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	9,967,364	$176,430,798
Shares issued in reinvestment of dividends and distributions	4,322,595	74,930,125
Shares reacquired	(9,501,345)	(167,800,905)

Net increase (decrease) in shares outstanding before conversion	4,788,614	83,560,018
Shares issued upon conversion from Class B, Class C and Class Z	436,325	7,649,445
Shares reacquired upon conversion into Class Z	(722,843)	(12,820,602)

Net increase (decrease) in shares outstanding	4,502,096	$78,388,861

Year ended October 31, 2014:
Shares sold	19,772,027	$341,304,043
Shares issued in reinvestment of dividends and distributions	7,719,746	131,158,157
Shares reacquired	(21,576,424)	(371,588,004)

Net increase (decrease) in shares outstanding before conversion	5,915,349	100,874,196
Shares issued upon conversion from Class B, Class C, Class X and Class Z	549,238	9,557,038
Shares reacquired upon conversion into Class Z	(11,699,065)	(207,405,353)

Net increase (decrease) in shares outstanding	(5,234,478)	$(96,974,119)

Class B
Six months ended April 30, 2015:
Shares sold	226,658	$3,733,640
Shares issued in reinvestment of dividends and distributions	382,167	6,199,915
Shares reacquired	(565,978)	(9,367,099)

Net increase (decrease) in shares outstanding before conversion	42,847	566,456
Shares reacquired upon conversion into Class A	(183,581)	(3,013,681)

Net increase (decrease) in shares outstanding	(140,734)	$(2,447,225)

Year ended October 31, 2014:
Shares sold	1,398,222	$22,495,945
Shares issued in reinvestment of dividends and distributions	636,596	10,163,772
Shares reacquired	(1,333,393)	(21,636,977)

Net increase (decrease) in shares outstanding before conversion	701,425	11,022,740
Shares reacquired upon conversion into Class A	(370,147)	(6,076,656)

Net increase (decrease) in shares outstanding	331,278	$4,946,084

Prudential Jennison Equity Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	9,760,837	$160,819,584
Shares issued in reinvestment of dividends and distributions	3,078,559	49,834,820
Shares reacquired	(4,544,149)	(75,033,256)

Net increase (decrease) in shares outstanding before conversion	8,295,247	135,621,148
Shares issued upon conversion from Class Z	978	15,944
Shares reacquired upon conversion into Class A and Class Z	(626,888)	(10,390,444)

Net increase (decrease) in shares outstanding	7,669,337	$125,246,648

Year ended October 31, 2014:
Shares sold	15,196,817	$246,065,986
Shares issued in reinvestment of dividends and distributions	4,487,201	71,527,544
Shares reacquired	(7,986,822)	(129,283,777)

Net increase (decrease) in shares outstanding before conversion	11,697,196	188,309,753
Shares reacquired upon conversion into Class A and Class Z	(1,175,887)	(19,157,550)

Net increase (decrease) in shares outstanding	10,521,309	$169,152,203

Class Q
Six months ended April 30, 2015:
Shares sold	127,086	$2,233,044
Shares issued in reinvestment of dividends and distributions	18,455	320,131
Shares reacquired	(79,030)	(1,389,268)

Net increase (decrease) in shares outstanding	66,511	$1,163,907

Year ended October 31, 2014:
Shares sold	270,782	$4,708,044
Shares issued in reinvestment of dividends and distributions	15,239	258,528
Shares reacquired	(135,464)	(2,315,030)

Net increase (decrease) in shares outstanding	150,557	$2,651,542

Class R
Six months ended April 30, 2015
Shares sold	484,572	$8,582,923
Shares issued in reinvestment of dividends and distributions	114,356	1,982,267
Shares reacquired	(239,138)	(4,221,214)

Net increase (decrease) in shares outstanding	359,790	$6,343,976

Year ended October 31, 2014:
Shares sold	1,157,507	$19,981,623
Shares issued in reinvestment of dividends and distributions	135,260	2,303,085
Shares reacquired	(370,628)	(6,396,432)

Net increase (decrease) in shares outstanding	922,139	$15,888,276

34

Class X	Shares	Amount
Period ended April 11, 2014:*
Shares issued in reinvestment of dividends and distributions	970	$15,336
Shares reacquired	(1,210)	(19,279)

Net increase (decrease) in shares outstanding before conversion	(240)	(3,943)
Shares reacquired upon conversion into Class A	(27,624)	(441,185)

Net increase (decrease) in shares outstanding	(27,864)	$(445,128)

Class Z
Six months ended April 30, 2015:
Shares sold	13,592,236	$240,001,271
Shares issued in reinvestment of dividends and distributions	3,885,936	67,320,226
Shares reacquired	(13,668,446)	(240,566,129)

Net increase (decrease) in shares outstanding before conversion	3,809,726	66,755,368
Shares issued upon conversion from Class A and Class C	1,283,900	22,769,367
Shares reacquired upon conversion into Class A and Class C	(240,197)	(4,210,029)

Net increase (decrease) in shares outstanding	4,853,429	$85,314,706

Year ended October 31, 2014:
Shares sold	25,659,760	$442,732,393
Shares issued in reinvestment of dividends and distributions	4,943,646	84,115,127
Shares reacquired	(18,277,233)	(314,319,300)

Net increase (decrease) in shares outstanding before conversion	12,326,173	212,528,220
Shares issued upon conversion from Class A and Class C	12,792,240	226,286,080
Shares reacquired upon conversion into Class A	(159,436)	(2,762,374)

Net increase (decrease) in shares outstanding	24,958,977	$436,051,926

*	As of April 11, 2014, the last conversion of Class X shares to Class A was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Jennison Equity Income Fund	35

Notes to Financial Statements

(Unaudited) continued

The Fund did not utilize the SCA during the six months ended April 30, 2015.

8. New Accounting Pronouncement

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

36

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.88		$16.84	$13.90	$12.98	$12.92	$10.86
Income (loss) from investment operations:
Net investment income	.15		.70	.40	.55	.52	.43
Net realized and unrealized gain on investments	.46		1.77	3.01	.83	.02	2.24
Total from investment operations	.61		2.47	3.41	1.38	.54	2.67
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.70)	(.47)	(.46)	(.48)	(.61)
Distributions from net realized gains on investments	(.70)		(.73)	-	-	-	-
Total dividends and distributions	(.85)		(1.43)	(.47)	(.46)	(.48)	(.61)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$17.64		$17.88	$16.84	$13.90	$12.98	$12.92
Total Return(a)	3.51%		15.36%	25.14%	10.77%	4.16%	25.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,807.1		$1,751.8	$1,738.3	$1,249.1	$935.0	$313.7
Average net assets (000)	$1,802.3		$1,807.3	$1,458.7	$1,124.3	$731.3	$142.5
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement(d)	1.13%	(e)	1.13%	1.16%	1.17%	1.22%	1.44%
Expense before fee waivers and/or expense reimbursement(d)	1.18%	(e)	1.18%	1.21%	1.22%	1.27%	1.50%
Net investment income	1.68%	(e)	4.04%	2.63%	4.07%	3.88%	3.62%
Portfolio turnover rate	43%	(f)	57%	91%	72%	70%	49%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Amount is less than $0.005

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	37

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.79		$15.90	$13.15	$12.31	$12.27	$10.30
Income (loss) from investment operations:
Net investment income (loss)	.08		.53	.25	.43	.39	.32
Net realized and unrealized gain on investments	.42		1.67	2.87	.77	.04	2.13
Total from investment operations	.50		2.20	3.12	1.20	.43	2.45
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.58)	(.37)	(.36)	(.39)	(.48)
Distributions from net realized gains on investments	(.70)		(.73)	-	-	-	-
Total dividends and distributions	(.79)		(1.31)	(.37)	(.36)	(.39)	(.48)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$16.50		$16.79	$15.90	$13.15	$12.31	$12.27
Total Return(a)	3.07%		14.52%	24.16%	9.91%	3.45%	24.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168.4		$173.7	$159.3	$90.6	$58.8	$16.8
Average net assets (000)	$172.6		$171.9	$119.3	$76.5	$42.0	$8.2
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.88%	(e)	1.88%	1.91%	1.92%	1.97%	2.19%
Expense before fee waivers and/or expense reimbursement	1.88%	(e)	1.88%	1.91%	1.92%	1.97%	2.20%
Net investment income (loss)	.94%	(e)	3.25%	1.81%	3.33%	3.07%	2.85%
Portfolio turnover rate	43%	(f)	57%	91%	72%	70%	49%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Amount is less than $0.005

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.75		$15.87	$13.12	$12.28	$12.25	$10.28
Income (loss) from investment operations:
Net investment income (loss)	.08		.51	.27	.43	.39	.32
Net realized and unrealized gain on investments	.42		1.68	2.85	.77	.03	2.13
Total from investment operations	.50		2.19	3.12	1.20	.42	2.45
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.58)	(.37)	(.36)	(.39)	(.48)
Distributions from net realized gains on investments	(.70)		(.73)	-	-	-	-
Total dividends and distributions	(.79)		(1.31)	(.37)	(.36)	(.39)	(.48)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$16.46		$16.75	$15.87	$13.12	$12.28	$12.25
Total Return(a)	3.07%		14.48%	24.22%	9.93%	3.37%	24.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,406.1		$1,302.2	$1,066.6	$691.5	$499.1	$107.3
Average net assets (000)	$1,363.2		$1,195.7	$851.3	$615.1	$356.1	$49.1
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.88%	(e)	1.88%	1.91%	1.92%	1.97%	2.19%
Expense before fee waivers and/or expense reimbursement	1.88%	(e)	1.88%	1.91%	1.92%	1.97%	2.20%
Net investment income (loss)	.92%	(e)	3.16%	1.87%	3.33%	3.08%	2.85%
Portfolio turnover rate	43%	(f)	57%	91%	72%	70%	49%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Amount is less than $0.005

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,			January 18, 2011(f) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$17.90		$16.85	$13.90	$12.99	$13.52
Income (loss) from investment operations:
Net investment income	.18		.74	.46	.62	.29
Net realized and unrealized gain on investments	.45		1.80	3.01	.80	(.43)
Total from investment operations	.63		2.54	3.47	1.42	(.14)
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.76)	(.52)	(.51)	(.39)
Distributions from net realized gains on investments	(.70)		(.73)	-	-	-
Total dividends and distributions	(.88)		(1.49)	(.52)	(.51)	(.39)
Net asset value, end of period	$17.65		$17.90	$16.85	$13.90	$12.99
Total Return(a)	3.63%		15.81%	25.64%	11.09%	(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6.7		$5.6	$2.7	$2.2	$1.0
Average net assets (000)	$6.7		$2.8	$2.3	$1.7	$0.2
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	.78%	(d)	.78%	.81%	.81%	.89%	(d)
Expense before fee waivers and/or expense reimbursement	.78%	(d)	.78%	.81%	.81%	.89%	(d)
Net investment income	2.02%	(d)	4.30%	3.00%	4.57%	2.99%	(d)
Portfolio turnover rate	43%	(e)	57%	91%	72%	70%	(e)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,			January 18, 2011(f) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$17.88		$16.84	$13.89	$12.98	$13.52
Income (loss) from investment operations:
Net investment income	.12		.59	.34	.52	.32
Net realized and unrealized gain on investments	.46		1.84	3.05	.81	(.52)
Total from investment operations	.58		2.43	3.39	1.33	(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.66)	(.44)	(.42)	(.34)
Distributions from net realized gains on investments	(.70)		(.73)	-	-	-
Total dividends and distributions	(.83)		(1.39)	(.44)	(.42)	(.34)
Net assets, end of period (000)	$17.63		$17.88	$16.84	$13.89	$12.98
Total Return(b)	3.32%		15.08%	24.86%	10.42%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46.1		$40.3	$22.4	$8.9	$3.0
Average net assets (000)	$44.1		$32.5	$14.7	$5.7	$1.5
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement(f)	1.38%	(d)	1.38%	1.41%	1.42%	1.51%	(d)
Expense before fee waivers and/or expense reimbursement	1.63%	(d)	1.63%	1.66%	1.67%	1.76%	(d)
Net investment income	1.41%	(d)	3.40%	2.25%	3.83%	3.09%	(d)
Portfolio turnover rate	43%	(e)	57%	91%	72%	70%	(e)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	41

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended October
	2014(g)		2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.86		$13.11	$12.27	$12.24	$10.28
Income (loss) from investment operations:
Net investment income	.31		.33	.41	.44	.31
Net realized and unrealized gain (loss) on investments	.38		2.79	.79	(.02)	2.13
Total from investment operations	.69		3.12	1.20	.42	2.44
Less Dividends and Distributions:
Dividends from net investment income	(.42)		(.37)	(.36)	(.39)	(.48)
Distributions from net realized gains on investments	(.73)		-	-	-	-
Total dividends and distributions	(1.15)		(.37)	(.36)	(.39)	(.48)
Capital Contributions(d)	-		-	-	-	- *
Net asset value, end of period	$15.40		$15.86	$13.11	$12.27	$12.24
Total Return(b)	4.28%		24.24%	9.94%	3.37%	24.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$-	(h)	$0.4	$1.3	$2.7	$5.1
Average net assets (000)	$0.2		$0.8	$1.8	$3.8	$6.5
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.88%	(e)	1.91%	1.92%	1.95%	2.19%
Expense before fee waivers and/or expense reimbursement	1.88%	(e)	1.91%	1.92%	1.95%	2.20%
Net investment income	4.24%	(e)	2.16%	3.20%	3.42%	2.74%
Portfolio turnover rate	35%	(f)	91%	72%	70%	49%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Net assets were $49,627.

* Amount is less than $0.005

See Notes to Financial Statements.

42

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$17.88		$16.84	$13.89	$12.97	$12.91	$10.87
Income (loss) from investment operations:
Net investment income	.17		.69	.43	.59	.53	.47
Net realized and unrealized gain on investments	.45		1.82	3.03	.82	.04	2.22
Total from investment operations	.62		2.51	3.46	1.41	.57	2.69
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.74)	(.51)	(.49)	(.51)	(.65)
Distributions from net realized gains on investments	(.70)		(.73)	-	-	-	-
Total dividends and distributions	(.87)		(1.47)	(.51)	(.49)	(.51)	(.65)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$17.63		$17.88	$16.84	$13.89	$12.97	$12.91
Total Return(a)	3.58%		15.65%	25.47%	11.06%	4.42%	25.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,838.7		$1,777.7	$1,254.1	$837.3	$553.4	$70.4
Average net assets (000)	$1,819.1		$1,457.1	$1,023.2	$713.7	$348.9	$14.0
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	.88%	(e)	.88%	.91%	.92%	.98%	1.19%
Expense before fee waivers and/or expense reimbursement	.88%	(e)	.88%	.91%	.92%	.98%	1.20%
Net investment income	1.92%	(e)	4.00%	2.87%	4.33%	4.00%	3.90%
Portfolio turnover rate	43%	(f)	57%	91%	72%	70%	49%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Amount is less than $0.005

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	43

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of Prudential Investment Portfolios, Inc. 10, which is comprised of Prudential Mid-Cap Value Fund and Prudential Jennison Equity Income Fund, approved the following proposal. Shareholders of both Funds voted together for purposes of the proposal.

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	251,193,224.208	98.597%	82.804%
WITHHELD	3,575,160.627	1.403%	1.178%

Kevin J. Bannon
FOR	251,419,637.670	98.686%	82.879%
WITHHELD	3,348,747.165	1.314%	1.103%

Linda W. Bynoe
FOR	251,092,699.893	98.558%	82.771%
WITHHELD	3,675,684.942	1.442%	1.211%

Keith F. Hartstein
FOR	251,474,455.226	98.708%	82.897%
WITHHELD	3,293,929.609	1.292%	1.085%

Michael S. Hyland
FOR	251,367,002.042	98.665%	82.861%
WITHHELD	3,401,382.793	1.335%	1.121%

Stephen P. Munn
FOR	251,185,527.244	98.594%	82.801%
WITHHELD	3,582,857.591	1.406%	1.181%

James E. Quinn
FOR	251,449,051.888	98.698%	82.888%
WITHHELD	3,319,332.947	1.302%	1.094%

Richard A. Redeker
FOR	251,093,913.869	98.558%	82.771%
WITHHELD	3,674,470.966	1.442%	1.211%

Stephen G. Stoneburn
FOR	251,232,637.929	98.613%	82.817%
WITHHELD	3,535,746.906	1.387%	1.165%

Grace C. Torres
FOR	251,245,666.827	98.618%	82.821%
WITHHELD	3,522,718.008	1.382%	1.161%

Stuart S. Parker
FOR	251,437,067.200	98.693%	82.884%
WITHHELD	3,331,317.635	1.307%	1.098%

44

	SHARES VOTED	% VOTED	% OF T/O
Scott E. Benjamin
FOR	251,415,543.011	98.684%	82.877%
WITHHELD	3,352,841.824	1.316%	1.105%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	65,035,268.056	26.341%	22.971%
AGAINST	2,581,544.436	1.046%	0.912%
ABSTAIN	1,397,399.050	0.566%	0.493%
BROKER NON-VOTE	177,886,780.062	72.047%	62.832%

TOTAL	246,900,991.604	100.000%	87.208%

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	43,114,154.771	17.463%	15.228%
AGAINST	24,273,091.562	9.832%	8.573%
ABSTAIN	1,626,964.959	0.658%	0.575%
BROKER NON-VOTE	177,886,780.312	72.047%	62.832%

TOTAL	246,900,991.604	100.000%	87.208%

Prudential Jennison Equity Income Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker •
James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SPQAX	JEIBX	AGOCX	PJIQX	PJERX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L816	74441L790	74441L832

MF203E2    0278729-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MID-CAP VALUE FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Mid-Cap Value Fund

Prudential Mid-Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.14%	10.93%	94.99%	151.19%	—
Class B	3.70	10.07	87.85	133.39	—
Class C	3.76	10.10	87.84	133.26	—
Class Q	4.28	11.24	N/A	N/A	79.49% (1/18/11)
Class R	N/A	N/A	N/A	N/A	1.24 (12/22/14)
Class Z	4.27	11.22	97.57	N/A	123.09 (11/28/05)
Russell Midcap Value Index	3.83	9.97	97.37	154.11	—
S&P MidCap 400 Index	6.53	12.28	96.07	173.64	—
Russell Midcap Index	5.87	13.30	101.94	165.87	—
Lipper Mid-Cap Value Funds Average	5.07	9.25	85.89	133.43	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		6.23%	14.11%	8.56%	—
Class B		6.61	14.45	8.38	—
Class C		10.65	14.55	8.37	—
Class Q		12.77	N/A	N/A	15.28% (1/18/11)
Class R		N/A	N/A	N/A	N/A (12/22/14)
Class Z		12.75	15.72	N/A	9.12 (11/28/05)
Russell Midcap Value Index		11.70	15.84	9.61	—
S&P MidCap 400 Index		12.19	15.72	10.32	—
Russell Midcap Index		13.68	16.16	10.02	—
Lipper Mid-Cap Value Funds Average		9.27	14.07	8.26	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell Midcap Value Index

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the index are also members of the Russell 1000 Value Index. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 77.24%, 1.26% for Class R shares, and 123.49% for Class Z shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 15.04% and 9.13% for Class Z shares. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Standard & Poor’s MidCap 400 Index

The Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 72.65%, 3.74% for Class R shares, and 134.34% for Class Z shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 14.42% and 9.73% for Class Z shares.

Prudential Mid-Cap Value Fund	3

Your Fund’s Performance (continued)

Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 77.69%, 3.01% for Class R shares, and 130.27% for Class Z shares. The average annual total returns for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 15.05% and 9.45% for Class Z shares. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Mid-Cap Value Funds Average

The Lipper Mid-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Value Funds category for the periods noted. Funds in the Lipper Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/2015 are 67.40%, 2.50% for Class R shares, and 104.99% for Class Z shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 are 13.19% and 7.94% for Class Z shares. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
PPL Corp., Electric Utilities	1.5%
SunTrust Banks, Inc., Banks	1.5
Western Digital Corp., Technology Hardware, Storage & Peripherals	1.4
Public Service Enterprise Group, Inc., Multi-Utilities	1.4
International Paper Co., Paper & Forest Products	1.4

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Mid-Cap Value Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Mid-Cap Value Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,041.40	1.16%	$5.87
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81

Class B	Actual	$1,000.00	$1,037.00	1.91%	$9.65
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54

Class C	Actual	$1,000.00	$1,037.60	1.91%	$9.65
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54

Class Q	Actual	$1,000.00	$1,042.80	0.80%	$4.05
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Class R	Actual**	$1,000.00	$1,012.40	1.41%	$5.05
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

Class Z	Actual	$1,000.00	$1,042.70	0.91%	$4.61
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 130 day period ended April 30, 2015, due to the Class’s inception date of December 22, 2014.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.31%	1.16%
B	2.01	1.91
C	2.01	1.91
Q	0.90	0.80
R	1.76	1.41
Z	1.01	0.91

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Mid-Cap Value Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 98.6%

Aerospace & Defense 2.1%
Huntington Ingalls Industries, Inc.	38,000	$5,000,420
L-3 Communications Holdings, Inc.	59,400	6,825,654
Orbital ATK, Inc.	26,100	1,909,476
Triumph Group, Inc.	6,400	379,136

		14,114,686

Airlines 2.2%
Alaska Air Group, Inc.	73,200	4,689,192
Southwest Airlines Co.	133,100	5,398,536
United Continental Holdings, Inc.*	81,300	4,856,862

		14,944,590

Auto Components 0.7%
Lear Corp.	45,500	5,051,865

Banks 9.8%
Associated Banc-Corp.	132,300	2,488,563
Bank of Hawaii Corp.(a)	19,400	1,171,566
BankUnited, Inc.	53,700	1,764,582
CIT Group, Inc.	22,300	1,004,169
Citizens Financial Group, Inc.	54,300	1,414,515
Comerica, Inc.	39,600	1,877,436
East West Bancorp, Inc.	87,200	3,539,448
Fifth Third Bancorp	438,600	8,772,000
First Niagara Financial Group, Inc.	164,600	1,497,037
Fulton Financial Corp.	215,200	2,616,832
Huntington Bancshares, Inc.	638,700	6,936,282
KeyCorp.	542,400	7,837,680
Popular, Inc. (Puerto Rico)*	150,900	4,893,687
Regions Financial Corp.	817,000	8,031,110
SunTrust Banks, Inc.	236,300	9,806,450
TCF Financial Corp.	144,900	2,269,134

		65,920,491

Beverages 0.6%
Coca-Cola Enterprises, Inc.	89,000	3,952,490

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets 2.3%
Ameriprise Financial, Inc.	51,400	$6,439,392
Lazard Ltd. (Class A Stock), MLP	93,000	4,931,790
Waddell & Reed Financial, Inc. (Class A Stock)	88,200	4,350,024

		15,721,206

Chemicals 4.6%
Cabot Corp.	26,300	1,124,062
Celanese Corp. (Class A Stock)	106,600	7,073,976
CF Industries Holdings, Inc.	27,800	7,991,666
Eastman Chemical Co.	57,800	4,405,516
Mosaic Co. (The)	105,900	4,659,600
Rayonier Advanced Materials	7,400	123,654
Westlake Chemical Corp.	68,500	5,341,630

		30,720,104

Commercial Services & Supplies 1.5%
ADT Corp. (The)	161,400	6,068,640
Pitney Bowes, Inc.	190,700	4,265,959

		10,334,599

Communications Equipment 1.9%
Brocade Communications Systems, Inc.	517,600	5,848,880
Harris Corp.	82,500	6,619,800

		12,468,680

Construction & Engineering 0.8%
AECOM*(a)	166,300	5,248,428

Consumer Finance 0.8%
Navient Corp.	281,500	5,500,510

Containers & Packaging 1.4%
Crown Holdings, Inc.*	85,200	4,622,952
Rock-Tenn Co. (Class A Stock)	76,800	4,836,864

		9,459,816

Diversified Financial Services 1.4%
NASDAQ OMX Group, Inc. (The)	61,400	2,985,882
Voya Financial, Inc.	145,400	6,156,236

		9,142,118

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 4.8%
Edison International	143,600	$8,750,984
Entergy Corp.	100,800	7,779,744
Pinnacle West Capital Corp.	11,100	679,320
PPL Corp.	290,700	9,892,521
Xcel Energy, Inc.	146,600	4,971,206

		32,073,775

Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics, Inc.*	101,800	6,078,478
Avnet, Inc.	123,900	5,281,857
Jabil Circuit, Inc.	85,900	1,934,468
Vishay Intertechnology, Inc.(a)	176,400	2,236,752

		15,531,555

Energy Equipment & Services 1.4%
Nabors Industries Ltd.	157,700	2,633,590
Oil States International, Inc.*	36,435	1,733,942
Superior Energy Services, Inc.	122,400	3,121,200
Unit Corp.*	55,300	1,926,652

		9,415,384

Food & Staples Retailing 0.7%
Kroger Co. (The)	64,300	4,430,913

Food Products 2.8%
ConAgra Foods, Inc.	192,200	6,948,030
Ingredion, Inc.	29,400	2,334,360
Pilgrim’s Pride Corp.(a)	125,500	3,099,850
Tyson Foods, Inc. (Class A Stock)	159,900	6,316,050

		18,698,290

Gas Utilities 0.9%
AGL Resources, Inc.	126,200	6,344,074

Health Care Providers & Services 2.7%
Aetna, Inc.	17,700	1,891,599
Cigna Corp.	13,800	1,720,032
Community Health Systems, Inc.*	14,300	767,624
HCA Holdings, Inc.*	118,200	8,747,982
Health Net, Inc.*	77,700	4,090,905

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Humana, Inc.	4,300	$712,080

		17,930,222

Independent Power & Renewable Electricity Producers 1.0%
AES Corp. (The)	522,500	6,923,125

Insurance 12.8%
Alleghany Corp.*	8,100	3,835,512
Allied World Assurance Co. Holdings AG	142,000	5,841,880
American Financial Group, Inc.	91,500	5,782,800
Arch Capital Group Ltd.*	109,700	6,656,596
Aspen Insurance Holdings Ltd.	59,800	2,794,454
Axis Capital Holdings Ltd.	61,300	3,191,278
CNA Financial Corp.	25,200	1,015,560
Endurance Specialty Holdings Ltd.	84,600	5,108,148
Hanover Insurance Group, Inc. (The)	44,200	3,030,794
HCC Insurance Holdings, Inc.	108,900	6,202,944
Lincoln National Corp.	134,000	7,569,660
Loews Corp.	116,200	4,838,568
Old Republic International Corp.	128,000	1,957,120
PartnerRe Ltd.	27,900	3,571,200
Principal Financial Group, Inc.	88,500	4,524,120
Progressive Corp. (The)	281,200	7,496,792
Reinsurance Group of America, Inc.	34,900	3,197,538
RenaissanceRe Holdings Ltd.	8,500	871,165
StanCorp Financial Group, Inc.	66,800	4,814,944
Validus Holdings Ltd.	6,100	255,163
XL Group PLC (Ireland)(a)	97,100	3,600,468

		86,156,704

IT Services 2.8%
Computer Sciences Corp.	58,200	3,750,990
DST Systems, Inc.	45,300	5,213,124
Western Union Co. (The)(a)	240,800	4,883,424
Xerox Corp.	456,400	5,248,600

		19,096,138

Machinery 1.6%
AGCO Corp.(a)	3,000	154,530
Lincoln Electric Holdings, Inc.	46,200	3,088,932

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
PACCAR, Inc.	81,700	$5,339,095
Trinity Industries, Inc.	81,800	2,215,962

		10,798,519

Media 1.0%
Gannett Co., Inc.	192,100	6,592,872

Metals & Mining 2.2%
Alcoa, Inc.	251,700	3,377,814
Newmont Mining Corp.	148,200	3,925,818
Steel Dynamics, Inc.	248,000	5,488,240
United States Steel Corp.(a)	73,600	1,767,872

		14,559,744

Multi-Utilities 3.8%
Consolidated Edison, Inc.	92,600	5,699,530
DTE Energy Co.	99,400	7,915,222
Public Service Enterprise Group, Inc.	228,900	9,508,506
SCANA Corp.	37,700	1,997,346
Sempra Energy	1,000	106,170

		25,226,774

Multiline Retail 2.5%
Dillard’s, Inc. (Class A Stock)	38,900	5,118,851
Kohl’s Corp.	108,600	7,781,190
Macy’s, Inc.	58,500	3,780,855

		16,680,896

Oil, Gas & Consumable Fuels 4.4%
Chesapeake Energy Corp.(a)	116,100	1,830,897
Continental Resources, Inc.*(a)	67,500	3,552,525
HollyFrontier Corp.	157,400	6,103,972
Murphy Oil Corp.	10,700	509,427
Newfield Exploration Co.*	166,000	6,513,840
PBF Energy, Inc. (Class A Stock)	107,500	3,050,850
SM Energy Co.	61,300	3,553,561
Tesoro Corp.	49,600	4,257,168

		29,372,240

Paper & Forest Products 1.4%
International Paper Co.	173,700	9,331,164

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) 10.1%
Annaly Capital Management, Inc.	309,800	$3,119,686
Apartment Investment & Management Co. (Class A Stock)	51,800	1,954,414
AvalonBay Communities, Inc.	27,900	4,585,086
BioMed Realty Trust, Inc.	138,300	2,869,725
Boston Properties, Inc.	25,800	3,413,598
Brandywine Realty Trust	267,700	3,903,066
Brixmor Property Group, Inc.	145,300	3,407,285
CBL & Associates Properties, Inc.	300,200	5,406,602
Columbia Property Trust, Inc.	5,800	152,134
Corporate Office Properties Trust	3,800	100,282
Equity Lifestyle Properties, Inc.	41,600	2,197,312
HCP, Inc.	116,200	4,681,698
Hospitality Properties Trust	193,800	5,829,504
MFA Financial, Inc.	244,900	1,902,873
NorthStar Realty Finance Corp.	142,000	2,663,920
Piedmont Office Realty Trust, Inc. (Class A Stock)	287,800	5,030,744
Senior Housing Properties Trust	288,400	5,903,548
Starwood Property Trust, Inc.	54,500	1,308,545
Two Harbors Investment Corp.(a)	455,100	4,778,550
Ventas, Inc.	61,500	4,237,350

		67,445,922

Road & Rail 1.2%
AMERCO	14,500	4,669,580
Avis Budget Group, Inc.*	19,300	1,044,902
Ryder System, Inc.	25,600	2,441,216

		8,155,698

Semiconductors & Semiconductor Equipment 0.6%
Marvell Technology Group Ltd.	201,300	2,820,213
Teradyne, Inc.	62,600	1,142,450

		3,962,663

Specialty Retail 2.9%
Best Buy Co., Inc.	154,300	5,346,495
Dick’s Sporting Goods, Inc.	64,300	3,488,918
Gap, Inc. (The)	123,800	4,907,432
Murphy USA, Inc.*	77,800	5,082,674
Penske Automotive Group, Inc.	7,700	375,837

		19,201,356

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 2.1%
Lexmark International, Inc. (Class A Stock)	52,400	$2,326,036
NetApp, Inc.	63,300	2,294,625
Western Digital Corp.	97,900	9,568,746

		14,189,407

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	9,500	362,995

Thrifts & Mortgage Finance 0.2%
Washington Federal, Inc.	72,900	1,574,640

Trading Companies & Distributors 2.2%
Air Lease Corp.	117,600	4,542,887
GATX Corp.	95,900	5,216,960
United Rentals, Inc.*(a)	53,200	5,138,056

		14,897,903

TOTAL COMMON STOCKS (cost $616,410,712)		661,532,556

EXCHANGE TRADED FUND 0.1%
iShares Russell Mid-Cap Value (cost $644,548)	12,192	906,719

TOTAL LONG-TERM INVESTMENTS (cost $617,055,260)		662,439,275

SHORT-TERM INVESTMENT 5.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $38,071,141; includes $30,281,579 of cash collateral for securities on loan)(Note 3)(b)(c)	38,071,141	38,071,141

TOTAL INVESTMENTS 104.4% (cost $655,126,401; Note 5)		700,510,416
Liabilities in excess of other assets (4.4)%		(29,694,782)

NET ASSETS 100.0%		$670,815,634

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The following abbreviation is used in the portfolio descriptions:

MLP—Master Limited Partnership

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,423,035; cash collateral of $30,281,579 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,114,686	$—	$—
Airlines	14,944,590	—	—
Auto Components	5,051,865	—	—
Banks	65,920,491	—	—
Beverages	3,952,490	—	—
Capital Markets	15,721,206	—	—
Chemicals	30,720,104	—	—
Commercial Services & Supplies	10,334,599	—	—
Communications Equipment	12,468,680	—	—
Construction & Engineering	5,248,428	—	—
Consumer Finance	5,500,510	—	—
Containers & Packaging	9,459,816	—	—
Diversified Financial Services	9,142,118	—	—
Electric Utilities	32,073,775	—	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$15,531,555	$—	$—
Energy Equipment & Services	9,415,384	—	—
Food & Staples Retailing	4,430,913	—	—
Food Products	18,698,290	—	—
Gas Utilities	6,344,074	—	—
Health Care Providers & Services	17,930,222	—	—
Independent Power & Renewable Electricity Producers	6,923,125	—	—
Insurance	86,156,704	—	—
IT Services	19,096,138	—	—
Machinery	10,798,519	—	—
Media	6,592,872	—	—
Metals & Mining	14,559,744	—	—
Multi-Utilities	25,226,774	—	—
Multiline Retail	16,680,896	—	—
Oil, Gas & Consumable Fuels	29,372,240	—	—
Paper & Forest Products	9,331,164	—	—
Real Estate Investment Trusts (REITs)	67,445,922	—	—
Road & Rail	8,155,698	—	—
Semiconductors & Semiconductor Equipment	3,962,663	—	—
Specialty Retail	19,201,356	—	—
Technology Hardware, Storage & Peripherals	14,189,407	—	—
Textiles, Apparel & Luxury Goods	362,995	—	—
Thrifts & Mortgage Finance	1,574,640	—	—
Trading Companies & Distributors	14,897,903	—	—
Exchange Traded Fund	906,719	—	—
Affiliated Money Market Mutual Fund	38,071,141	—	—

Total	$700,510,416	$—	$—

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Insurance	12.8%
Real Estate Investment Trusts (REITs)	10.1
Banks	9.8
Affiliated Money Market Mutual Fund (including 4.5% of collateral for securities on loan)	5.7
Electric Utilities	4.8
Chemicals	4.6
Oil, Gas & Consumable Fuels	4.4
Multi-Utilities	3.8
Specialty Retail	2.9
IT Services	2.8
Food Products	2.8
Health Care Providers & Services	2.7
Multiline Retail	2.5
Capital Markets	2.3
Electronic Equipment, Instruments & Components	2.3
Airlines	2.2
Trading Companies & Distributors	2.2
Metals & Mining	2.2
Technology Hardware, Storage & Peripherals	2.1
Aerospace & Defense	2.1
Communications Equipment	1.9
Machinery	1.6
Commercial Services & Supplies	1.5%
Containers & Packaging	1.4
Energy Equipment & Services	1.4
Paper & Forest Products	1.4
Diversified Financial Services	1.4
Road & Rail	1.2
Independent Power & Renewable Electricity Producers	1.0
Media	1.0
Gas Utilities	0.9
Consumer Finance	0.8
Construction & Engineering	0.8
Auto Components	0.7
Food & Staples Retailing	0.7
Semiconductors & Semiconductor Equipment	0.6
Beverages	0.6
Thrifts & Mortgage Finance	0.2
Exchange Traded Fund	0.1
Textiles, Apparel & Luxury Goods	0.1

104.4
Liabilities in excess of other assets	(4.4)

100.0%

See Notes to Financial Statements.

18

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2015

Prudential Mid-Cap Value Fund

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $29,423,035:
Unaffiliated investments (cost $617,055,260)	$662,439,275
Affiliated investments (cost $38,071,141)	38,071,141
Receivable for Fund shares sold	2,595,147
Dividends and interest receivable	394,761
Prepaid expenses	1,196

Total assets	703,501,520

Liabilities
Payable to broker for collateral for securities on loan	30,281,579
Payable for Fund shares reacquired	1,785,607
Management fee payable	405,944
Distribution fee payable	116,150
Accrued expenses and other liabilities	64,714
Deferred directors’ fees	314
Affiliated transfer agent fee payable	31,578

Total liabilities	32,685,886

Net Assets	$670,815,634

Net assets were comprised of:
Common stock, at par	$32,131
Paid-in capital in excess of par	599,574,656

599,606,787
Undistributed net investment income	1,773,359
Accumulated net realized gain on investment transactions	24,051,473
Net unrealized appreciation on investments	45,384,015

Net assets, April 30, 2015	$670,815,634

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share, ($281,416,297 ÷ 13,342,352 shares of common stock issued and outstanding)	$21.09
Maximum sales charge (5.50% of offering price)	1.23

Maximum offering price to public	$22.32

Class B
Net asset value, offering price and redemption price per share,
($8,096,700 ÷ 434,020 shares of common stock issued and outstanding)	$18.66

Class C
Net asset value, offering price and redemption price per share,
($62,470,729 ÷ 3,361,228 shares of common stock issued and outstanding)	$18.59

Class Q
Net asset value, offering price and redemption price per share,
($46,072,308 ÷ 2,169,738 shares of common stock issued and outstanding)	$21.23

Class R
Net asset value, offering price and redemption price per share,
($306,055 ÷ 14,412.6 shares of common stock issued and outstanding)	$21.24

Class Z
Net asset value, offering price and redemption price per share,
($272,453,545 ÷ 12,809,206 shares of common stock issued and outstanding)	$21.27

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	21

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,161)	$6,457,044
Affiliated income from securities lending, net	50,245
Affiliated dividend income	11,352

Total income	6,518,641

Expenses
Management fee	2,354,853
Distribution fee—Class A	371,757
Distribution fee—Class B	40,198
Distribution fee—Class C	279,083
Distribution fee—Class R	506
Transfer agent’s fees and expenses (including affiliated expense of $69,200)	297,000
Custodian and accounting fees	50,000
Reports to shareholders	49,000
Registration fees	48,000
Legal fees and expenses	13,000
Audit fee	11,000
Directors’ fees	10,000
Insurance fees	2,000
Miscellaneous	16,109

Total expenses	3,542,506
Less: Management fee waiver and/or expense reimbursement	(270,508)
Distribution fee waiver—Class A	(61,959)
Distribution fee waiver—Class R	(168)

Net expenses	3,209,871

Net investment income	3,308,770

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions	24,610,672
Net change in unrealized appreciation (depreciation) on investments	(6,393,924)

Net gain on investments	18,216,748

Net Increase In Net Assets Resulting From Operations	$21,525,518

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,308,770	$2,440,862
Net realized gain on investment transactions	24,610,672	27,595,582
Net change in unrealized appreciation (depreciation) on investments	(6,393,924)	15,962,593

Net increase in net assets resulting from operations	21,525,518	45,999,037

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,295,728)	(930,285)
Class B	—	(11,163)
Class C	—	(72,665)
Class Q	(309,742)	(235,800)
Class R	—	—
Class X	—	(1,872)
Class Z	(1,567,050)	(288,310)

	(3,172,520)	(1,540,095)

Distributions from net realized gains:
Class A	(12,155,888)	(11,324,238)
Class B	(476,910)	(596,390)
Class C	(3,158,226)	(3,882,036)
Class Q	(1,750,728)	(1,888,836)
Class R	—	—
Class X	—	(22,785)
Class Z	(10,356,724)	(2,667,279)

	(27,898,476)	(20,381,564)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	237,303,253	287,583,027
Net asset value of shares issued in reinvestment of dividends and distributions	29,355,819	20,778,282
Cost of shares reacquired	(68,764,842)	(61,356,156)

Net increase in net assets from Fund share transactions	197,894,230	247,005,153

Total increase	188,348,752	271,082,531

Net Assets:
Beginning of period	482,466,882	211,384,351

End of period(a)	$670,815,634	$482,466,882

(a) Includes undistributed net investment income of:	$1,773,359	$1,637,109

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	23

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At October 31, 2014, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Mid-Cap Value Fund (the “Fund”). The investment objective of the Fund is capital growth.

1. Significant Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly- scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

24

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustments factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Mid-Cap Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

26

market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of a political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover

Prudential Mid-Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

28

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”), a wholly-owned subsidiary of Prudential Investment Management, Inc. The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective as of July 1, 2014, the advisory fee paid to PI is accrued daily and payable monthly at an annual rate of .825% of the average daily net assets of the Fund up to $1 billion and .80% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .83% for the period ended April 30, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .73%.

Through June 30, 2014, the advisory fee paid to PI was accrued daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund up to $500 million, .85% of the next $500 million and .80% of the average daily net assets in excess of $1 billion.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. Formerly through April 11, 2014 the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”) which, together with PIMS, served as co-distributor of Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Prudential Mid-Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively through February 29, 2016. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer offered for sale.

Prior to the final conversion of Class X shares, management received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager were contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

Effective as of July 1, 2014, PI has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.80% (exclusive of 12b-1 fees, transfer agent fees and certain other expenses) of the Fund’s average net assets through February 29, 2016. Through June 30, 2014, PI had agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses would not exceed 0.98% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets.

During the period ended April 30, 2015, PIMS has advised the Fund, front-end sales charges (“FESC”) and contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$247,272	$1	$6,375	$2,925

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

30

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the period ended April, 2014, PIM was compensated approximately $15,023 for these services.

4. Portfolio Securities

Purchases and sales of securities, other than short term obligations, during the period ended April 30, 2015, were $384,650,975 and $221,842,562, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$655,533,122

Appreciation	59,089,111
Depreciation	(14,111,817)

Net Unrealized Appreciation	$44,977,294

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in partnerships.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax and federal excise returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are

Prudential Mid-Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. As of April 11, 2014, the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 375 million authorized shares have been allocated to the Fund and divided into six classes, designated

Class A, Class B, Class C, Class Q, Class R and Class Z capital stock, each of which consists of 150 million, 5 million, 30 million, 40 million, 75 million, and 75 million authorized shares, respectively.

As of April 30, 2015, Prudential owned 85 shares of Class Q and 477 shares of Class R.

Transactions in shares of capital stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	3,803,896	$80,298,534
Shares issued in reinvestment of dividends and distributions	629,703	12,462,573
Shares reacquired	(1,234,519)	(26,065,759)

Net increase (decrease) in shares outstanding before conversion	3,199,080	66,695,348
Shares issued upon conversion from Class B, Class C and Class Z	14,222	300,067
Shares reacquired upon conversion into Class Z	(22,583)	(481,002)

Net increase (decrease) in shares outstanding	3,190,719	$66,514,413

Year ended October 31, 2014:
Shares sold	5,515,084	$113,996,684
Shares issued in reinvestment of dividends and distributions	620,148	11,646,379
Shares reacquired	(1,451,043)	(29,587,168)

Net increase (decrease) in shares outstanding before conversion	4,684,189	96,055,895
Shares issued upon conversion from Class B, Class X and Class Z	53,397	1,057,019
Shares reacquired upon conversion into Class Z	(455,399)	(9,365,859)

Net increase (decrease) in shares outstanding	4,282,187	$87,747,055

32

Class B	Shares	Amount
Six months ended April 30, 2015:
Shares sold	30,209	$566,435
Shares issued in reinvestment of dividends and distributions	24,970	438,216
Shares reacquired	(22,989)	(428,458)

Net increase (decrease) in shares outstanding before conversion	32,190	576,193
Shares reacquired upon conversion into Class A	(13,361)	(248,830)

Net increase (decrease) in shares outstanding	18,829	$327,363

Year ended October 31, 2014:
Shares sold	173,537	$3,078,776
Shares issued in reinvestment of dividends and distributions	33,067	555,865
Shares reacquired	(49,840)	(894,286)

Net increase (decrease) in shares outstanding before conversion	156,764	2,740,355
Shares reacquired upon conversion into Class A	(34,597)	(615,176)

Net increase (decrease) in shares outstanding	122,167	$2,125,179

Class C
Six months ended April 30, 2015:
Shares sold	753,104	$14,077,884
Shares issued in reinvestment of dividends and distributions	165,749	2,899,159
Shares reacquired	(196,759)	(3,686,360)

Net increase (decrease) in shares outstanding before conversion	722,094	13,290,683
Shares reacquired upon conversion into Class A and Class Z	(8,184)	(154,272)

Net increase (decrease) in shares outstanding	713,910	$13,136,411

Year ended October 31, 2014:
Shares sold	684,333	$12,402,531
Shares issued in reinvestment of dividends and distributions	218,057	3,652,459
Shares reacquired	(283,068)	(5,114,033)

Net increase (decrease) in shares outstanding before conversion	619,322	10,940,957
Shares reacquired upon conversion into Class Z	(11,602)	(213,666)

Net increase (decrease) in shares outstanding	607,720	$10,727,291

Class Q
Six months ended April 30, 2015:
Shares sold	765,912	$16,399,712
Shares issued in reinvestment of dividends and distributions	103,541	2,060,470
Shares reacquired	(136,983)	(2,932,772)

Net increase (decrease) in shares outstanding	732,470	$15,527,410

Year ended October 31, 2014:
Shares sold	441,913	$9,327,598
Shares issued in reinvestment of dividends and distributions	112,474	2,124,636
Shares reacquired	(120,583)	(2,481,797)

Net increase (decrease) in shares outstanding	433,804	$8,970,437

Prudential Mid-Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Period ended April 30, 2015:*
Shares sold	14,412.6	$306,000

Net increase (decrease) in shares outstanding	14,412.6	$306,000

Class X
Period ended April 11, 2014:**
Shares sold	207	$3,657
Shares issued in reinvestment of dividends and distributions	1,414	24,118
Shares reacquired	(524)	(9,619)

Net increase (decrease) in shares outstanding before conversion	1,097	18,156
Shares reacquired upon conversion into Class A	(16,541)	(294,328)

Net increase (decrease) in shares outstanding	(15,444)	$(276,172)

Class Z
Six months ended April 30, 2015:
Shares sold	5,899,922	$125,654,688
Shares issued in reinvestment of dividends and distributions	576,500	11,495,401
Shares reacquired	(1,677,768)	(35,651,493)

Net increase (decrease) in shares outstanding before conversion	4,798,654	101,498,596
Shares issued upon conversion from Class A and Class C	28,515	612,664
Shares reacquired upon conversion into Class A	(1,323)	(28,627)

Net increase (decrease) in shares outstanding	4,825,846	$102,082,633

Year ended October 31, 2014:
Shares sold	7,197,377	$148,773,781
Shares issued in reinvestment of dividends and distributions	146,738	2,774,825
Shares reacquired	(1,121,307)	(23,269,253)

Net increase (decrease) in shares outstanding before conversion	6,222,808	128,279,353
Shares issued upon conversion from Class A and Class C	461,944	9,579,525
Shares reacquired upon conversion into Class A	(7,395)	(147,515)

Net increase (decrease) in shares outstanding	6,677,357	$137,711,363

*	Commencement of offering was December 22, 2014.
**	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

34

capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2015.

8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Mid-Cap Value Fund	35

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.57		$20.51	$15.25	$13.83	$13.12	$10.65
Income (loss) from investment operations:
Net investment income	.12		.17	.23	.17	.09	.08
Net realized and unrealized gain on investments	.68		2.92	5.24	1.36	.68	2.48
Total from investment operations	.80		3.09	5.47	1.53	.77	2.56
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.15)	(.21)	(.11)	(.06)	(.09)
Distributions from net realized gains on investments	(1.16)		(1.88)	-	-	-	-
Total dividends and distributions	(1.28)		(2.03)	(.21)	(.11)	(.06)	(.09)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$21.09		$21.57	$20.51	$15.25	$13.83	$13.12
Total Return(a):	4.09%		16.54%	36.32%	11.16%	5.90%	24.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$281,416		$219.0	$120.4	$79.1	$68.1	$73.6
Average net assets (000)	$249,892		$159.1	$94.2	$70.4	$73.4	$69.8
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.16%	(e)	1.22%	1.40%	1.67%	1.63%	1.61%
Expense before waivers and/or expense reimbursement	1.31%	(e)	1.42%	1.52%	1.67%	1.63%	1.61%
Net investment income	1.14%	(e)	.81%	1.27%	1.16%	.63%	.65%
Portfolio turnover rate	39%	(f)	87%	83%	25%	37%	26%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceddings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Less than $0.005.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.17		$18.46	$13.76	$12.48	$11.87	$9.66
Income (loss) from investment operations:
Net investment income (loss)	.04		.02	.08	.05	(.02)	(.01)
Net realized and unrealized gain on investments	.61		2.61	4.74	1.25	.63	2.25
Total from investment operations	.65		2.63	4.82	1.30	.61	2.24
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.12)	(.02)	-	(.03)
Distributions from net realized gains on investments	(1.16)		(1.88)	-	-	-	-
Total dividends and distributions	(1.16)		(1.92)	(.12)	(.02)	-	(.03)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$18.66		$19.17	$18.46	$13.76	$12.48	$11.87
Total Return(a):	3.75%		15.66%	35.28%	10.40%	5.14%	23.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,097		$8.0	$5.4	$2.5	$3.0	$4.1
Average net assets (000)	$8,106		$7.2	$3.3	$2.7	$3.9	$4.2
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.91%	(e)	1.97%	2.15%	2.42%	2.38%	2.36%
Expense before advisory fee waivers and/or expense reimbursement	2.01%	(e)	2.12%	2.28%	2.42%	2.38%	2.36%
Net investment income (loss)	.42%	(e)	.08%	.48%	.40%	(.12)%	(.08)%
Portfolio turnover rate	39%	(f)	87%	83%	25%	37%	26%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceddings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Less than $0.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	37

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.10		$18.40	$13.72	$12.44	$11.84	$9.63
Income (loss) from investment operations:
Net investment income (loss)	.04		.02	.08	.05	(.02)	(.01)
Net realized and unrealized gain on investments	.61		2.60	4.72	1.25	.62	2.25
Total from investment operations	.65		2.62	4.80	1.30	.60	2.24
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.12)	(.02)	-	(.03)
Distributions from net realized gains on investments	(1.16)		(1.88)	-	-	-	-
Total dividends and distributions	(1.16)		(1.92)	(.12)	(.02)	-	(.03)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$18.59		$19.10	$18.40	$13.72	$12.44	$11.84
Total Return(a):	3.76%		15.66%	35.24%	10.43%	5.07%	23.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,471		$50.6	$37.5	$26.0	$27.3	$29.9
Average net assets (000)	$56,279		$43.6	$30.6	$26.6	$30.7	$29.5
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.91%	(e)	1.97%	2.15%	2.42%	2.38%	2.36%
Expense before waivers and/or expense reimbursement	2.01%	(e)	2.12%	2.27%	2.42%	2.38%	2.36%
Net investment income (loss)	.39%	(e)	.08%	.53%	.40%	(.12)%	(.09)%
Portfolio turnover rate	39%	(f)	87%	83%	25%	37%	26%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceddings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Less than $0.005.

See Notes to Financial Statements.

38

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,			January 18, 2011(d) through October 31,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.75		$20.69	$15.39	$13.95	$14.50
Income (loss) from investment operations:
Net investment income	.15		.23	.31	.24	.11
Net realized and unrealized gain on investments	.69		2.94	5.28	1.38	(.66)
Total from investment operations	.84		3.17	5.59	1.62	(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.23)	(.29)	(.18)	-
Distributions from net realized gains on investments	(1.16)		(1.88)	-	-	-
Total dividends and distributions	(1.36)		(2.11)	(.29)	(.18)	-
Net asset value, end of period	$21.23		$21.75	$20.69	$15.39	$13.95
Total Return(a):	4.28%		16.87%	36.91%	11.80%	(3.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,072		$31.3	$20.8	$5.7	$12.7
Average net assets (000)	$35,601		$23.2	$7.5	$8.1	$13.4
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.80%	(e)	.91%	.96%	1.14%	1.13%	(e)
Expense before waivers and/or expense reimbursement	.90%	(e)	.97%	1.10%	1.14%	1.13%	(e)
Net investment income	1.46%	(e)	1.14%	1.67%	1.67%	.99%	(e)
Portfolio turnover rate	39%	(f)	87%	83%	25%	37%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class R Shares
	December 22, 2014(f) through April 30, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.98
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain on investments	.22
Total from investment operations	.26
Net assets, end of period (000)	$21.24
Total Return(a):	1.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$306
Average net assets (000)	$191
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.41%	(d)
Expense before waivers and/or expense reimbursement	1.76%	(d)
Net investment income	.58%	(d)
Portfolio turnover rate	39%	(e)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

See Notes to Financial Statements.

40

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(h)		2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.81		$14.01	$12.70	$12.05	$9.79
Income (loss) from investment operations:
Net investment income	.09		.23	.15	.09	.08
Net realized and unrealized gain on investments	.95		4.78	1.27	.62	2.26
Total from investment operations	1.04		5.01	1.42	.71	2.34
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.21)	(.11)	(.06)	(.09)
Distributions from net realized gains on investments	(1.88)		-	-	-	-
Total dividends and distributions	(2.03)		(.21)	(.11)	(.06)	(.09)
Capital Contributions(c)(e)	-		-	- *	- *	.01
Net asset value, end of period	$17.82		$18.81	$14.01	$12.70	$12.05
Total Return(a):	6.02%		36.26%	11.28%	5.93%	24.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	-		$0.3	$1.0	$1.9	$4.1
Average net assets (000)	$0.1		$0.6	$1.4	$3.0	$4.7
Ratios to average net assets (d):
Expense after waivers and/or expense reimbursement	1.25%	(f)	1.48%	1.67%	1.63%	1.61%
Expense before waivers and/or expense reimbursement	1.40%	(f)	1.54%	1.67%	1.63%	1.61%
Net investment income	1.08%	(f)	1.48%	1.13%	.65%	.69%
Portfolio turnover rate	46%	(g)	83%	25%	37%	26%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. Total Return has not been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceddings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(f) Annualized.

(g) Not annualized.

(h) End of operations.

* Less than $0.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$21.76		$20.68	$15.38	$13.94	$13.21	$10.72
Income (loss) from investment operations:
Net investment income	.14		.21	.25	.20	.15	.11
Net realized and unrealized gain on investments	.70		2.95	5.30	1.38	.67	2.49
Total from investment operations	.84		3.16	5.55	1.58	.82	2.60
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.20)	(.25)	(.14)	(.09)	(.11)
Distributions from net realized gains on investments	(1.16)		(1.88)	-	-	-	-
Total dividends and distributions	(1.33)		(2.08)	(.25)	(.14)	(.09)	(.11)
Capital Contributions(d)	-		-	-	-	-	- *
Net asset value, end of period	$21.27		$21.76	$20.68	$15.38	$13.94	$13.21
Total Return(a):	4.27%		16.80%	36.60%	11.51%	6.26%	24.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$272,454		$173.7	$27.0	$6.1	$5.0	$16.8
Average net assets (000)	$225,589		$82.8	$12.3	$5.7	$7.8	$17.0
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.91%	(e)	.97%	1.10%	1.42%	1.38%	1.36%
Expense before waivers and/or expense reimbursement	1.01%	(e)	1.11%	1.26%	1.42%	1.38%	1.36%
Net investment income	1.36%	(e)	1.02%	1.36%	1.39%	1.07%	.90%
Portfolio turnover rate	39%	(f)	87%	83%	25%	37%	26%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceddings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not annualized.

* Less than $0.005.

See Notes to Financial Statements.

42

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of Prudential Investment Portfolios, Inc. 10, which is comprised of Prudential Mid-Cap Value Fund and Prudential Jennison Equity Income Fund, approved the following proposal. Shareholders of both Funds voted together for purposes of the proposal.

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	251,193,224.208	98.597%	82.804%
WITHHELD	3,575,160.627	1.403%	1.178%

Kevin J. Bannon
FOR	251,419,637.670	98.686%	82.879%
WITHHELD	3,348,747.165	1.314%	1.103%

Linda W. Bynoe
FOR	251,092,699.893	98.558%	82.771%
WITHHELD	3,675,684.942	1.442%	1.211%

Keith F. Hartstein
FOR	251,474,455.226	98.708%	82.897%
WITHHELD	3,293,929.609	1.292%	1.085%

Michael S. Hyland
FOR	251,367,002.042	98.665%	82.861%
WITHHELD	3,401,382.793	1.335%	1.121%

Stephen P. Munn
FOR	251,185,527.244	98.594%	82.801%
WITHHELD	3,582,857.591	1.406%	1.181%

James E. Quinn
FOR	251,449,051.888	98.698%	82.888%
WITHHELD	3,319,332.947	1.302%	1.094%

Richard A. Redeker
FOR	251,093,913.869	98.558%	82.771%
WITHHELD	3,674,470.966	1.442%	1.211%

Stephen G. Stoneburn
FOR	251,232,637.929	98.613%	82.817%
WITHHELD	3,535,746.906	1.387%	1.165%

Grace C. Torres
FOR	251,245,666.827	98.618%	82.821%
WITHHELD	3,522,718.008	1.382%	1.161%

Stuart S. Parker
FOR	251,437,067.200	98.693%	82.884%
WITHHELD	3,331,317.635	1.307%	1.098%

Prudential Mid-Cap Value Fund	43

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% VOTED	% OF T/O
Scott E. Benjamin
FOR	251,415,543.011	98.684%	82.877%
WITHHELD	3,352,841.824	1.316%	1.105%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	3,819,128.789	30.237%	18.864%
AGAINST	183,629.431	1.454%	0.907%
ABSTAIN	109,884.256	0.869%	0.543%
BROKER NON-VOTE	8,518,391.626	67.440%	42.076%

TOTAL	12,631,034.102	100.000%	62.390%

Proposal: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,887,551.584	22.861%	14.263%
AGAINST	1,077,623.214	8.532%	5.323%
ABSTAIN	147,467.678	1.167%	0.728%
BROKER NON-VOTE	8,518,391.626	67.440%	42.076%

TOTAL	12,631,034.102	100.000%	62.390%

44

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Mid-Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MID-CAP VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SPRAX	SVUBX	NCBVX	PMVQX	SDVRX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L824	74441L782	74441L709

MF202E2    0278663-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2015